Separately Managed Portfolios	12 Months Ended
Dec. 31, 2025
Honeywell Puerto Rico Savings Plan [Member]
Separately Managed Portfolios [Abstract]
Separately Managed Portfolios
3.	Separately Managed Portfolios

The individual assets of the Master Trust’s separately managed portfolios and multi-manager funds are held in the name of the Master Trust (i.e., the Master Trust owns the underlying securities) and are considered separately as individual investments for accounting and financial statement reporting purposes.

The Master Trust owns 100% of the underlying assets of the following separately managed portfolios and multi-manager funds and the underlying investments of each are included in Note 4:

Global REIT Fund
Growth Equity Fund
International Stock Fund
Investment Grade Bond Fund
Short-Term Fixed Income Fund
Small to Mid-Cap Stock Fund
Value/Yield Equity Fund
Honeywell Common Stock Fund